Note 3 - Share Exchange Agreement	12 Months Ended
Dec. 31, 2014
Notes
Note 3 - Share Exchange Agreement

NOTE 3 – SHARE EXCHANGE AGREEMENT

On July 1, 2008 the Company executed a share exchange agreement with ADM Enterprises LLC whereby the Company acquired all of the outstanding stock of ADM Enterprises LLC for 10,000,000 newly issued shares of the Company’s common stock. As a result, ADM Enterprises LLC became a wholly owned subsidiary of the Company.

The Company shares the same officers, Ardell Mees and Tammera Mees, with ADM Enterprises LLC. Since the share exchange agreement was between related parties, there was no goodwill or excess consideration recorded.